Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - CAD ($)	Mar. 31, 2019	Mar. 31, 2018
Trade And Other Current Receivables [Abstract]
Trade receivables	$ 4,889,612	$ 4,926,632
Sales taxes receivable	697,561	215,184
Accrued and other receivables	136,487	426,488
Tax credits receivable	49,685	49,597
Grants receivables	33,043	22,543
Trade and other receivables	$ 5,806,388	$ 5,640,444